Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepayments and other current assets
Rebate receivable from suppliers	¥ 288,150		¥ 319,521
Prepaid expenses	108,673		66,783
Interest receivables	604		11,825
Deposits (1)	50,121		25,330
Employee advances (2)	7,707		4,650
Subscription receivable from Cainiao	101,686
Others	15,833		10,103
Prepayment and other current assets	¥ 572,774	$ 89,881	¥ 438,212